Financial risk management objectives and policies - Foreign currency risk (Table) (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in Euro exchange rate	10.00%	10.00%
Decrease in Euro exchange rate	(10.00%)	(10.00%)
Effect on loss (Decrease in Euro exchange rate)	$ 255	$ 284
Effect on loss (Increase in Euro exchange rate)	$ (255)	$ (284)